BORROWINGS - Schedule of Weighted Average Interest Rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Interest on non-recourse borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	6.00%	6.00%